SCHEDULE OF SUBSIDIARIES COMPANY (Details)	12 Months Ended
	Sep. 30, 2023	Mar. 29, 2023	Feb. 07, 2023	Mar. 11, 2020	Jan. 09, 2020	Sep. 16, 2019	Apr. 24, 2015
Date of Incorporation	Dec. 11, 2019
Bon Natural Life [Member]
Date of Incorporation	Dec. 11, 2019
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal activities	Investment holding
Bon Natural Life U S A [Member]
Date of Incorporation	Feb. 07, 2023
Place of Incorporation	U.S.A.
% of Ownership	100.00%
Principal activities	Investment holding
Tea Essence Limited [Member]
Date of Incorporation	Jan. 09, 2020
Place of Incorporation	Hong Kong
% of Ownership	100.00%		100.00%		100.00%
Principal activities	Investment holding
Xian Cmit [Member]
Date of Incorporation	Apr. 09, 2020
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	WFOE, Investment holding
Xian Youpincui [Member]
Date of Incorporation	Sep. 08, 2021
Place of Incorporation	Xi.an City, PRC
% of Ownership	100.00%
Principal activities	WFOE, Investment holding
Xian App Chem Bio Tech [Member]
Date of Incorporation	Apr. 23, 2006
Place of Incorporation	Xi’an City, PRC
% of Ownership	100.00%
Principal activities	General administration and sales of the Company’s products to customers
Xian Y H [Member]
Date of Incorporation	Sep. 15, 2009
Place of Incorporation	Xi’an City, PRC
% of Ownership	91.00%
Principal activities	Research and development of product
App Chem Health [Member]
Date of Incorporation	Apr. 17, 2006
Place of Incorporation	Tongchuan City, PRC
% of Ownership	100.00%	100.00%		100.00%
Principal activities	Registered owner of land with an area of 12,904.5 square meters, no other business activities
App Chem Agtech [Member]
Date of Incorporation	Apr. 19, 2013
Place of Incorporation	Dali County, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
App Chem Guangzhou [Member]
Date of Incorporation	Apr. 27, 2018
Place of Incorporation	Guangzhou City, PRC
% of Ownership	100.00%
Principal activities	Raw material purchase
Tongchuan D T [Member]
Date of Incorporation	May 22, 2017
Place of Incorporation	Tongchuan City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
Xi'an DT [Member]
Date of Incorporation	Apr. 24, 2015
Place of Incorporation	Xi’an City, PRC
% of Ownership	75.00%						75.00%
Principal activities	Research and development of product
Tianjin YHX [Member]
Date of Incorporation	Sep. 16, 2019
Place of Incorporation	Tianjin City, PRC
% of Ownership	51.00%					51.00%
Principal activities	Raw material purchase
Gansu B M K [Member]
Date of Incorporation	Mar. 11, 2020
Place of Incorporation	Jiuquan City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing
Bozhou D T [Member]
Date of Incorporation	Mar. 09, 2023
Place of Incorporation	Bozhou City, PRC
% of Ownership	100.00%
Principal activities	Product manufacturing